Document And Entity Information	Jul. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 14, 2022
Entity Registrant Name	American Outdoor Brands, Inc.
Entity Central Index Key	0001808997
Entity Emerging Growth Company	true
Entity File Number	001-39366
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4630928
Entity Address, Address Line One	1800 North Route Z, Suite A
Entity Address, City or Town	Columbia
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	65202
City Area Code	(800)
Local Phone Number	338-9585
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, Par Value $0.001 per Share
Trading Symbol	AOUT
Security Exchange Name	NASDAQ